Property, plant and equipment	12 Months Ended
Dec. 31, 2023
Property, plant and equipment [Abstract]
Property, plant and equipment
12 Property,

plant and equipment
Accounting policies
Property, plant and equipment
Property, plant and equipment is reflected at cost, less accumulated depreciation and impairment. The initial cost of an asset comprises its purchase price or construction cost, any costs directly attributable to bringing the asset into operation,

the initial estimate
of an asset retirement obligation, exploration costs transferred from intangible assets and, for qualifying assets, borrowing costs.
Contingent consideration included in the acquisition of an asset or group of similar assets is initially measured at its fair value, with
later changes in fair value other than due to the passage of time reflected in the book value of the asset or group of assets, unless the
asset is impaired. Property, plant and equipment include costs relating to expenditures incurred under the terms of production sharing agreements (PSAs) in certain countries, and which qualify for recognition as assets of Equinor. State-owned entities in the respective countries, however, normally hold the legal title to such PSA-based property, plant and equipment.
Expenditure on major maintenance refits or repairs comprises the cost of replacement assets or parts of assets, inspection costs and
overhaul costs. Inspection and overhaul costs, associated with regularly scheduled major maintenance programmes planned and
carried out at recurring intervals exceeding one year, are capitalised and amortised over the period to the next scheduled inspection and overhaul. All other maintenance costs are expensed as incurred.
Capitalised exploration and evaluation expenditures, development expenditure on the construction,

installation or completion of
infrastructure facilities such as platforms, pipelines and the drilling of production wells, and field-dedicated transport systems for oil
and gas are capitalised as Producing oil and gas properties within Property, plant and equipment. Such capitalised costs, when designed for significantly larger volumes than the reserves from already developed and producing wells, are depreciated using the
unit of production method (UoP) based on proved reserves expected to be recovered from the area during the concession or contract
period. Depreciation of production wells uses the UoP method based on proved developed reserves, and capitalised acquisition costs
of proved properties are depreciated using the UoP method based on total proved reserves. In the rare circumstances where the use
of proved reserves fails to provide an appropriate basis reflecting the pattern in which the asset’s future economic benefits are
expected to be consumed, a more appropriate reserve estimate is used. Depreciation of other assets and transport systems used by
several fields is calculated on the basis of their estimated useful lives, normally using the straight-line method. Each part of an item of
property, plant and equipment with a cost that is significant in relation to the total cost of the item is depreciated separately. For exploration and production assets, Equinor has established separate depreciation categories which as a minimum distinguish
between platforms, pipelines and wells.
The estimated useful lives of property, plant and equipment are reviewed on an annual basis, and changes in useful lives are accounted for prospectively. An item of property, plant and equipment is derecognised upon disposal. Any gain or loss arising on derecognition of the asset is included in Other income or Operating expenses, respectively, in the period the item is derecognised.
Monetary or non-monetary grants from governments, when related to property, plant and equipment and considered reasonably certain, are recognised in the Consolidated balance sheet as a deduction to the carrying value of the asset and subsequently
recognised in the Consolidated statement of income over the life of the depreciable asset as a reduced depreciation expense.

Research and development
Equinor undertakes research and development both on a funded basis for licence holders and on an unfunded basis for projects at its
own risk, developing innovative technologies to create opportunities and enhance the value of current and future assets. Expenses
relate both to in-house resources and the use of suppliers. Equinor's own share of the licence holders' funding and the total costs of
the unfunded projects are considered for capitalisation under the applicable IFRS Accounting

Standard requirements. Subsequent to
initial recognition, any capitalised development costs are accounted for in the same manner as Property, plant and equipment. Costs
not qualifying for capitalisation are expensed as incurred, see note 9 Auditor’s remuneration and Research and development
expenditures for more details.
Estimation uncertainty regarding determining oil and gas reserves
Reserves quantities are, by definition, discovered, remaining, recoverable and economic. Recoverable oil and gas quantities are
always uncertain. Estimating reserves is complex and based on a high degree of professional judgement involving geological and
engineering assessments of in-place hydrocarbon volumes, the production, historical recovery and processing yield factors and
installed plant operating capacity. The reliability of these estimates depends on both the quality and availability of the technical and economic data and the efficiency of extracting and processing the hydrocarbons.
Estimation uncertainty; Proved oil and gas reserves
Proved oil and gas reserves may impact the carrying amounts of oil and gas producing assets,

as changes in the proved reserves, will
impact the unit of production rates used for depreciation and amortisation. Proved oil and gas reserves are those quantities of oil and
gas, which, by analysis of geoscience and engineering data, can be estimated with reasonable certainty to be economically producible
from a given date forward, from known reservoirs, and under existing economic conditions, operating methods, and government
regulations. Unless evidence indicates that renewal is reasonably certain, estimates of proved reserves only reflect the period before

the contracts providing the right to operate expire. For future development projects, proved reserves estimates are included only
where there is a significant commitment to project funding and execution and when relevant governmental and regulatory approvals
have been secured or are reasonably certain to be secured.
Proved reserves are divided into proved developed and proved undeveloped reserves. Proved developed reserves are to be
recovered through existing wells with existing equipment and operating methods, or where the cost of the required equipment is
relatively minor compared to the cost of a new well. Proved undeveloped reserves are to be recovered from new wells on undrilled
acreage, or from existing wells where a relatively major capital expenditure is required. Undrilled well locations can be classified as
having proved undeveloped reserves if a development plan is in place indicating that they are scheduled to be drilled within five years
unless specific circumstances justify a longer time horizon. Specific circumstances are for instance fields which have large up-front
investments in offshore infrastructure, such as many fields on the NCS, where drilling of wells is scheduled to continue for much
longer than five years. For unconventional reservoirs where continued drilling of new wells is a major part of the investments, such as
the US onshore assets, the proved reserves are always limited to proved well locations scheduled to be drilled within five years.
Proved oil and gas reserves have been estimated by internal qualified professionals based on industry standards and are governed by
the oil and gas rules and disclosure requirements in the U.S. Securities and Exchange Commission

(SEC) regulations S-K and S-X,
and the Financial Accounting Standards Board (FASB) requirements for supplemental oil and gas disclosures. The estimates have been based on a 12-month average product price and on existing economic conditions and operating methods as required, and
recovery of the estimated quantities have a high degree of certainty (at least a 90% probability).

An independent third party has
evaluated Equinor's proved reserves estimates, and the results of this evaluation do not differ materially from Equinor's estimates.
Estimation uncertainty; Expected oil and gas reserves
Changes in the expected oil and gas reserves may materially impact the amounts of asset retirement obligations, as a consequence
of timing of the removal activities. It will also impact value-in-use calculations for oil and gas assets,

possibly affecting impairment
testing and the recognition of deferred tax assets. Expected oil and gas reserves are the estimated remaining, commercially
recoverable quantities, based on Equinor's judgement of future economic conditions, from projects in operation or decided for
development. As per Equinor’s internal guidelines, expected reserves are defined as the ‘forward looking mean reserves’ when based
on a stochastic prediction approach. In some cases, a deterministic prediction method is used, in which case the expected reserves
are the deterministic base case or best estimate. Expected reserves are therefore typically larger than proved reserves as defined by
the SEC, which are high confidence estimates with at least a 90% probability of recovery when a probabilistic approach is used.
Expected oil and gas reserves have been estimated by internal qualified professionals based on industry standards and classified in
accordance with the Norwegian resource classification system issued by the Norwegian Petroleum

Directorate.

(in USD million)
Machinery,
equipment and
transportation
equipment
Production
plants and oil
and gas
assets
Refining and
manufacturing
plants
Buildings
and land
Assets under
development
Right of use
assets 4) Total
Cost at 1 January 2023 1,343 171,948 8,285 562 10,815 6,633 199,586
Additions through business acquisition 7) 48 1,121 339 38 370 8 1,923
Additions and transfers 6) 113 7,286 60 19 3,196 1,087 11,761
Changes in asset retirement obligations 0 772 0 0 55 0 827
Disposals at cost (64) (3,567) (446) (29) (30) (634) (4,771)
Assets reclassified to held for sale 8) (1) (3,944) 0 0 (245) (8) (4,198)
Foreign currency translation effects 0 (2,705) (133) 1 (64) (36) (2,937)
Cost at 31 December 2023 1,438 170,911 8,105 591 14,097 7,050 202,191
Accumulated depreciation and impairment at
1 January 2023 (1,203) (131,455) (6,763) (338) (135) (3,194) (143,088)
Depreciation (44) (7,976) (224) (26) 0 (1,079) (9,350)
Impairment (2) (844) (323) 0 (18) (1) (1,188)
Reversal of impairment 0 288 0 0 3 0 290
Transfers 6) 1 (11) 0 (1) 10 0 (2)
Accumulated depreciation and impairment
on disposed assets 52 3,355 442 28 22 634 4,533
Accumulated depreciation and impairment
assets classified as held for sale 8) 1 3,176 0 0 0 6 3,183
Foreign currency translation effects 7 2,142 88 0 3 10 2,251
Accumulated depreciation and impairment at
31 December 2023 5) (1,188) (131,325) (6,780) (337) (117) (3,623) (143,369)
Carrying amount at 31 December 2023 250 39,585 1,325 254 13,980 3,427 58,822
Estimated useful lives (years)

3 - 20
UoP
1)

15 - 30

10 - 33
2)

1 - 20
3)

(in USD million)
Machinery,
equipment and
transportation
equipment
Production
plants and oil
and gas
assets
Refining and
manufacturing
plants
Buildings
and land
Assets under
development
Right of use
assets Total
Cost at 1 January 2022 1,335 183,358 8,481 596 12,614 5,850 212,234
Additions and transfers 6) 52 9,390 378 6 (813) 1,319 10,332
Changes in asset retirement obligations 0 (4,756) 0 0 (48) 0 (4,805)
Disposals at cost (9) (3,487) 2 (20) (5) (347) (3,865)
Foreign currency translation effects (36) (12,557) (576) (19) (934) (188) (14,310)
Cost at 31 December 2022 1,343 171,948 8,285 562 10,815 6,633 199,586
Accumulated depreciation and impairment
at 1 January 2022 (1,188) (137,763) (7,926) (320) (344) (2,619) (150,159)
Depreciation (52) (7,643) (160) (33) 0 (969) (8,856)
Impairment (8) (187) (39) 0 (49) (4) (286)
Reversal of impairment 4 2,585 802 0 207 0 3,599
Transfers 6) (2) (20) 2 0 20 (8) (8)
Accumulated depreciation and impairment
on disposed assets 8 2,002 (4) 5 0 347 2,359
Foreign currency translation effects 34 9,571 562 9 30 59 10,264
Accumulated depreciation and impairment
at 31 December 2022
5)
(1,203) (131,455) (6,763) (338) (135) (3,194) (143,088)
Carrying amount at 31 December 2022 140 40,493 1,522 224 10,679 3,439 56,498
Estimated useful lives (years)

3 - 20
UoP 1)

15 - 20

10 - 33
2)

1 - 20
3)
Depreciation according to unit of production method.
2)

Land is not depreciated
. Buildings include leasehold improvements.
3)

Depreciation linearly over contract period.
4)

Right of use assets at 31 December 2023 mainly consist of Land and buildings USD
1,038

million, Vessels USD
1,578

million
and Drilling rigs USD 504

million.
5)

See note 14 Impairments.
6)

The carrying amount of assets transferred to Property plant and equipment from Intangible assets in 2023 and 2022 amounted to
USD 1,280

million and USD
982

million, respectively.
7)

For additions through business acquisition, see note 6 Acquisitions and disposals.
8)

For assets reclassified to held for sale, see note 6 Acquisitions and disposals.